Investments (excluding Consolidated Investment Entities) - Composition of US and Foreign Corporate Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Communications
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	$ 4,016.2	$ 3,609.5
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	293.0	563.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	73.4	2.4
Fixed maturities, including securities pledged	4,235.8	4,170.5
Financial
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	6,640.7	5,912.9
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	566.6	749.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	72.6	46.7
Fixed maturities, including securities pledged	7,134.7	6,615.6
Industrial and Other Companies
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	29,303.1	26,613.3
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	1,524.5	3,063.3
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	564.5	24.2
Fixed maturities, including securities pledged	30,263.1	29,652.4
Utilities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	9,200.6	8,893.1
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	570.0	1,210.5
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	142.2	28.9
Fixed maturities, including securities pledged	9,628.4	10,074.7
Transportation
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	1,467.1	1,279.1
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	84.6	167.4
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	30.0	1.3
Fixed maturities, including securities pledged	1,521.7	1,445.2
U.S. and Foreign Corporate Securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
U.S. and foreign securities, Amortized Cost	50,627.7	46,307.9
U.S. and foreign corporate securities, Gross Unrealized Capital Gains	3,038.7	5,754.0
U.S. and foreign corporate securities, Gross Unrealized Capital Losses	882.7	103.5
Fixed maturities, including securities pledged	$ 52,783.7	$ 51,958.4